Fair Value Measurements - Additional Information (Detail)			3 Months Ended		6 Months Ended
	Apr. 30, 2019 USD ($)	Apr. 15, 2019 USD ($)	Jun. 30, 2021 USD ($) yr	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) yr	Nov. 18, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value Disclosures [Line Items]
Fair Value Adjustment of Warrants			$ 2,076,920		$ 3,135,550
Hippo Enterprises Inc And Subsidiaries [Member]
Fair Value Disclosures [Line Items]
Fair value transfers between levels			0	$ 0	0		$ 0
Purchase price amount		$ 15,900,000
Payments of contingent consideration					0
Derivative liabilities			$ 162,600,000	113,300,000	$ 162,600,000		$ 0
Hippo Enterprises Inc And Subsidiaries [Member] | Measurement Input, Discount Rate [Member]
Fair Value Disclosures [Line Items]
Embedded Derivative Liability, Measurement Input			10		10
Hippo Enterprises Inc And Subsidiaries [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value Disclosures [Line Items]
Embedded Derivative Liability, Measurement Input | yr			0.1		0.1
Hippo Enterprises Inc And Subsidiaries [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value Disclosures [Line Items]
Embedded Derivative Liability, Measurement Input | yr			2.9		2.9
Hippo Enterprises Inc And Subsidiaries [Member] | CalAtlantic Title Group, LLC [Member] | Acquisition Agreement [Member]
Fair Value Disclosures [Line Items]
Purchase price amount	$ 14,900,000
Reinvent Technology Partners Z [Member]
Fair Value Disclosures [Line Items]
Fair Value Adjustment of Warrants				866,050
Derivative liabilities						$ 12,601,580
Liabilities, Fair Value Adjustment				$ 866,000